PENSION (Tables)	12 Months Ended
Dec. 31, 2017
PENSION [Abstract]
Schedule of retirement benefit obligation activity
In millions of $	For the year ended December 31, 2016	For the year ended December 31, 2017

Beginning balance	6.5	7.1
Current service cost	2.3	1.7
Payment of severance	(0.7)	(0.1)
Transferred-in from affiliated company	1.4	2.0
Transferred-out to affiliated company	(1.0)	(0.6)
Transfer of business	(1.5)	-
Unrealized actuarial losses	0.3	0.2
Effect of foreign currency translation	(0.2)	1.1

Ending balance	7.1	11.4